579748008	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/30/2014. 05/30/14 co borrower called in to confirm amount due.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.

EXIT STRATEGY:

580117860	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/17/2015. The borrower returned final executed loan modification documents.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

580487712	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/23/2017. Borrower called in regarding insurance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

580687632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

580927536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

580977516	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

581027496	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

581657244	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Collection comments state chapter 7 bankruptcy discharged prior to 05/14/15.

582087072	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

582137052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

583146648	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is active.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

583666440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

583896348	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

585205824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

585484845	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

586365360	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2016. The borrower had questions about the lender placed insurance and policy refund.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

587105064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

588674436	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

590203824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

590243808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

590503704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

590613660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/11/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

590703624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

590953524	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/14/2016. Borrower stated he is on the road, however is mailing the completed modification documents to the servicer the following day. Notes indicate documents were received and loan has modified.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

590963520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/09/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

592183032	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017. Contact was made with the borrower. They stated that they were out of the country and didn’t think there was a problem with their payment. They asked that the ACH be removed and that they would mail the payments in by the 16th.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

592842768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

593612460	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

593692428	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2013. Borrower called in and stated his car broke down and he needs to cancel payment for tomorrow for repairs and advised he rescheduled it for 01/25/2013.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Comments dated 05/27/2014 loan modification completed. Details of modification not provided. Effective date 04/01/2014. Prior modification noted 06/11/2012 comments reflect loan modification completed. RFD prior to modification unknown.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

593742408	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

593862360	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2016. Borrower called to make a payment in the amount of $1175.26 and she stated that she will be out of work for 3 months

REASON FOR DEFAULT: The reason for default is unemployment.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

594092268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

594157575	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

595567247	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

596331372	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

596501304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

596721216	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

597206995	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/16/2017. The borrower called in to make a payment by phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

597320976	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

597550884	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

597640848	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

597660840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2017. At last contact, the borrower called in to make a payment over the phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

597700824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

597820776	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

597960720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2015. Borrower called in reference to the procedure and process review for damage due to hurricane sandy date of loss 10/29/2012. Servicer went over the procedure with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

598310580	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

600489708	1	[1] Verbal Dispute - Servicer responded and appears issue is closed

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/14/2017. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed the late charges on the account and was instructed to fax in a written dispute. The dispute appears resolved as no further communication was cited.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/14/2017. The customer wanted to know if some of the $500.00 of late charges could be removed. The representative advised could only waive one of them as a one time courtesy. The borrower does not agree with them and the agent advised could dispute them. The dispute fax number was provided. The caller advised that the mailing address should be the property address and was instructed to change it online. On 12/19/2016, the borrower discussed assistance due to marital separation.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

600723871	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

600859560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

600949524	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

600979511	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

601349364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/06/2017. Borrower called in regarding cancelling lender placed insurance, provided policy number

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

601639248	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

601791168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

601899144	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

602568876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

602698824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

602888748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/10/2015. The borrower was contacted to discuss the loan modification denial. The borrower advised is now able to afford the payment. The borrower advised the payment will be increasing and the borrower’s income is fixed. The borrower was advised if the borrower feels unable to keep the property to call back to discuss liquidation options. The borrower advised will make payments for two years then walk away from the property.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

604488108	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Comments indicated the loan is an HELOC.

604868891	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

605097864	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

605237808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

606172655	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

606427332	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

607037088	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

607686828	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

607716816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/10/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

607866756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments on xx/xx/xxxx indicated the borrower received a chapter 7 discharge. The bankruptcy case number, filing date and discharge date was not provided in the commentary.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

608326572	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

609146244	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

609336168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

609566076	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Although the borrower was reviewed in 2016 for a loan modification for a lack of income, it appears the borrower may have increased their income or reduced expenses which allowed them to maintain the payments.

609676032	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/28/2017. The borrower called in to set up a payment. The borrower set up a payment for $2,867.01 to post on 04/28/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation. A Chapter 7 bankruptcy was filed on an unknown date. There is evidence of the Proof of Claim being filed on an unknown date and reaffirmation. The case was discharged on XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

610045884	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

610126858	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/10/2015. The borrower informed the client that they will send over a third-party authorization form, so their non-borrowering spouse can discuss the loan with the client.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

610675632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

610765596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

612574872	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

612934728	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2016. Borrower stated they did not know who to pay. Representative advised that October payment needs to come to NYCB. Borrower advised will check with credit card company on transfer. Borrower also advised they did not receive notice of loan transfer. Borrower advised they will call back tomorrow to make payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

613324184	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

613364556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/28/2016. Borrower advised residing in Moconnor. Per Borrower, employer is operational. Borrower provided best number to reach, which is 919-645-7494.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is poor. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

613824372	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

614064276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

614364156	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

614594064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/05/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

614843964	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

614963916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

615253800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/20/2017. Borrower inquired about a repayment plan. Servicer ran the borrower’s financial and did not qualify. Borrower stated they will come up with the past due payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

615973512	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/10/2017. Borrower called in regards to delinquent tax bill. Comments on 01/13/2017 indicate taxes were being paid.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. No case number, filing date or details regarding a proof of claim or motion for relief being filed in comments.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

616153440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

616833168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

617133048	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

617432928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

617623501	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2017. Spoke with borrower and offered to post date check. Borrower stated did not have checking account information at work and will schedule a call back around 4/10/2017, to schedule payment for 4/20/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

618142644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2016. The last contact was made on 12/15/2016, in which the borrower inquired about a previous claim check.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

618302580	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

618712416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

618982308	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

619161906	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/12/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

619462116	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

619877885	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/23/2015. The borrower was contacted regarding a MI cancellation refund and how to apply funds. The borrower decided to apply funds to delinquent amounts and future principal and interest payments.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

620111856	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

620561676	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

620801580	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

621101460	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 09/01/2014. The last payment was received on 08/13/2014.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2014. Borrower was provided with the current outstanding balance of $1,148.85. Borrower made a Speedpay payment in the amount of $1,097.36 on 07/15/2014.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

MODIFICATION: The loan has been modified. The modification date is 03/12/2014. The modified principal balance is $228,679.69. The modification interest rate is 2.0002%. The maturity date of the loan was extended to 04/01/2036.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

621441324	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

621511296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

621591264	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

622120015	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

623641084	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

623960316	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/15/2014. Customer called in one time draft payment initiated effective date 08/15/2014 - amount of draft $2,083.78 - Confirmation #1408140946434.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

624020292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

624060276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

625199820	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/22/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

625679628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

625879548	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/30/2013. The servicer informed the borrower on 09/30/2013 that she was approved for a loan modification.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 10/01/2013. The modified principal balance is unavailable. The modification interest rate is 4.875%. The modification maturity date is unavailable.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

627498900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

628018692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

628828368	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

629708016	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

629977304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/18/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

630187824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

630327768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

630727608	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

630747600	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

631277388	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/10/2016. Received call from the debtor regarding the loan and the account details were provided. Reviewed the payment history and found some late charges. The customer requested a copy of the payment history which will be sent to the attorney.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

631307376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

631507296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

633116652	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2017. The borrower was advised of the modification approval.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

633226608	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

633256596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

633726408	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

633996300	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

634636044	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

634978718	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

634995900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/23/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

635535684	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

635725608	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

635745600	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

636215412	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

636465312	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/10/2017. The borrower stated they have made all of their payments on time and there should be no extension.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

637158962	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/23/2017. 05/23/2017 Borrower called in states she is mailing payment in.

REASON FOR DEFAULT: The reason for default is excessive obligations.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

637185024	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/14/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

637514892	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

637914732	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

638364552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

638384544	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2015. Borrower reviewed modification options. Borrower and agent concluded that current monthly payment is affordable.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

639029699	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

639094260	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

639797532	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

640113852	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

640583664	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

640943520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

641043480	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017. The borrower stated on 03/21/2017 that they never received a letter notifying them documents for the review were missing.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: After the cutoff date, the modification review was declined on 06/07/2017 since unable to demonstrate imminent default based on the income.

641203416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

641246375	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

641773188	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

641833164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

642153036	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

642173028	2	[2] Payoff has been requested within the last 60 days

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/30/2017. The borrower called in to set up a payment. The borrower set up a payment for $1,162.51 to post on 03/31/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

642362952	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2017. The last borrower contact was in regards to verifying the occupancy and making the monthly payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.

ADDITIONAL INFORMATION: N/A

642702816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

643372548	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/17/2016. The borrower asked for the payment amount.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is filed/under plan.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

643482504	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

643822368	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/20/2015. The borrower called in to discuss the loan modification. The borrower advised will execute and mail in the loan modification package and the first modification payment as soon as possible.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

643927031	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

644921928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

645360441	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

645661632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

645781584	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2014.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

645851556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

646771188	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

647600856	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. The commentary indicates the borrower was contacted regarding an homeowner’s association policy needed. The borrower advised would send in and asked for an email to be sent to them.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

647860752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

648010692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

648180624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

648880344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

649284515	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

649540080	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

649580064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

650019888	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

650549676	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

650809572	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2017. Borrower called about HOA / and verification of insurance. Representative advised Borrower to send declarations page, and advised that documents can take 24-48 hours to process.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

650869548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

651039480	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/20/2016. Borrower contacted, specialist went over increases in both taxes and insurance. Borrower was advised that her payment would be increasing in one week. Borrower understood and stated that she will reach out to her insurance agent to discuss the increase

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

651439320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

651599256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

652496449	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

652738800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2017. The borrower called in to make a payment by phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

654678024	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

654797976	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

655477704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

655857552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

656946411	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

657366948	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/08/2016. At last contact, the borrower called in to make a payment over the phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

657756792	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/30/2016. Payment inquiry.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

657786780	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

657806772	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

657916728	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

658356552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

660442288	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

660825564	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/04/2015. Advised borrower to fax in paystubs

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.

ADDITIONAL INFORMATION: N/A

661115448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

661165428	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2017. An authorized third party called on 03/15/2017 inquired if the private mortgage insurance was canceled. The third party was advised that the homeowner’s policy was set to expire on 04/01/2017 and there was never mortgage insurance on the account.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water. The comments on 10/31/2016 stated the property was flooded. The borrower filed an insurance claim. The notes indicated there was a delay in the servicer receiving the claim check. The borrower stated the insurance company was not covering the entire cost of the repairs. The check was received on 01/17/2017 in the amount of $4,246.18 and was being endorsed and sent to the borrower. There was no further reference to the insurance claim or status of the repairs. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

661855152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. A Chapter 7 bankruptcy was filed on an unknown date. The case was discharged on an unknown date.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

662424924	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

662484900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2001.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

662934720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

663464508	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is vacant.

ADDITIONAL INFORMATION: The comment reflect that he borrower has tried to sell the property via short sale, DIL, and regular sale. No details of this have been provided.

663734400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

664034280	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

664334160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

664491443	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

664993896	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/23/2017. Borrower disclosed that their spouse was unemployed and they only get paid twice a month. Borrower stated they pay towards the end of each month. Servicer offered to send a packet to see if borrower qualifies for assistance. Servicer also suggested post-dating payments to avoid calls and keep on a payment plan until spouse begins working. Borrower scheduled payment for 05/31/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

665503692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

665553672	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

665673624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

666143436	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

666403332	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

666453312	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

666753192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

667203012	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

667392044	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/17/2015. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments dating back to 06/07/2015 stated a credit dispute was received from the borrower. The notes referenced multiple responses were sent to the borrower. The final response was sent on 01/27/2016. There was further mention of a dispute in the commentary provided.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/13/2017. The borrower stated on 03/13/2017 that they would pay on the first of each month beginning after the April payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

668992296	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/24/2017. Servicer called borrower to advise that declaration page of insurance policy is needed to update loan; also encouraged borrower to send written third party authorization for third party.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. mod mentioned in comments as principal balance adjustment

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

669002292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

669212208	1	[1] Verbal Dispute - Servicer responded and appears issue is closed

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/09/2017. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed foreclosure fees that should have been capitalized in the loan modification. The notes indicate the borrower was sent a letter indicating the fees have been paid.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/14/2017. At last contact, the borrower called in regarding the status of the dispute research.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

669352152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

669681848	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

670041876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

670101852	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/31/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

670171216	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

670421724	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Collection comment limited information provided on bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

671091456	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

672400932	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

672450912	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

673000692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

673250592	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/25/2015. Borrower called to discuss payment. Believed payment was made online. Borrower is not in any hardship and confirmed payment to be through bill pay.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

673880340	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

674300172	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

674340156	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is closed.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

674390136	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

676559268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/20/2016. The borrower contacted the client ask when their due date was. The borrower also told the client that their bankruptcy us winding down and a discharge is expected soon.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

676639236	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

677288976	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

678148632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

678338556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/14/2015. Borrower wanted to check on missing March 2014 payment. Borrower could not make a payment for May. Borrower also submitted a query to research for explanation of 2007-08 $1108.31 fees. Borrower also stated they did not receive a statement for May, agent submitted request to have duplicate May statement sent to borrower. Agent also submitted a request to send the borrower a 24 month payment history.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Bankruptcy filed by secondary borrower - not a signor or obligated on the note or mortgage. Loan was initially boarded for Bankruptcy but then removed.

678838356	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

678888336	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

678918324	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

679038276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Collection comments note forbearance plan in 2015.

679268184	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

679468104	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

680517684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

680683498	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

680697612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 02/08/2017 as the borrower reinstated the loan.

681477300	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

681597252	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

681657228	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

681967104	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

682416924	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

682926720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/09/2015. The borrower was contacted to inquire if disaster assistance on the account. The borrower advised the property is a second home and is unaware of a disaster. The borrower advised was out of work for a couple of days, however does not need assistance at time of call.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

683246592	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2015. The last borrower contact was in regards to the upcoming payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

683416524	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2014. Borrower made a promise to pay in branch.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 08/14/2013. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Details of mod not provided. RFD prior to mod was due to curtailment of income.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

684416124	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

684745992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

685379057	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

685395732	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/21/2015. Borrower stated will be making the payment on 07/31/2015. Servicer provided the payment amount to the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

685845552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 09/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on 07/20/2016 and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

686095452	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

686575260	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

686745192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

688064664	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2017. Lender called the borrower in regards to city violations. Representative advised of the court date which is February 17, 2017. Borrower advised will notify the tenant to allow inspection of the property.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.

ADDITIONAL INFORMATION: There was property damage on the account. Per comments dated 12/29/2016, all repairs has been completed. Borrower to correct city violations.

689939492	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/03/2016. Contact was made with the borrower. They called to advise that they changed their Insurance Carrier.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

690783576	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

691073460	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

691956309	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

692662824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

693252588	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

693412524	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

693622440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

694582056	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

694725438	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

695511684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/14/2015. The borrower made a payment. The agent confirmed occupancy and noted that the reason the borrower paid late was a result of the recent payment increase.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

697221000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

697610844	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

697958371	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

698000688	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

698420520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

698560464	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

698670420	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

700529676	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

701103205	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

701519280	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

701569260	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

701849148	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

702238992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

703008684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

703158624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

704658024	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

705187812	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/19/2016. The debtor’s attorney advised that the debtor can satisfy the sewer assessment and cure the post petition arrears and requested a waiver of all the late fees. The representative advised that they would not be able to waive all the late fees on the loan. However, the debtor is welcome to submit a proposal to settle the late fees to settle for less which management can review. This sewer assessment was later reported paid on 06/02/2016 in the amount of $3,749.73.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 11. The bankruptcy case number is not available. The most recent bankruptcy status is active.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

705447708	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

705957504	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

706197408	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/15/2014. Borrower called inquiring about year end form servicer advised will resend.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Details of mod not provided.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

706797168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

707526876	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

707786772	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2017. Borrower called for email address to send in insurance declaration page.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

707916720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/05/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

707936712	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017. The borrower was advised could not discuss the loan due to attorney representation. The account has a cease and desist.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on xx/xx/xxxx and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

708006684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

709326156	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/11/2013. Agent spoke with borrower. Agent fully verified the account. Agent notated that the reason for default was water damage repairs.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

710025876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

710195808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

710315826	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

710735592	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/15/2017. Borrower called to make sure mortgage payment was received.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

710815985	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

711875136	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/08/2014. Borrower states reason for delinquency excessive obligation borrower requested a loan modification advised would mail infor to start the process borrower did not have specific date for payment promise.

REASON FOR DEFAULT: The reason for default is curtailment of income.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 02/06/2013. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Additional information not available in collection comments

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY: The recommended exit strategy is Modification.

712095048	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2015. 01/08/2016: Servicer contacted borrower to advise their loan was denied loss mitigation assistance due to no contact.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

712394928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

712654824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/24/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

712714800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/04/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

712824756	1	[1] Verbal Dispute - Servicer responded and appears issue is closed

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/25/2016. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 07/25/2016, the borrower stated had made a payment but it was not applied correctly. The funds were placed in suspense and used towards the July payment on 08/05/2016.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/05/2016. The borrower scheduled a payment for $70.27 to cover the July payment. The agent requested that the suspense funds of $483.93 be utilized with this payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

713064660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

713484492	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

713604444	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

713644428	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

713754384	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

713774376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

714081951	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

714194208	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

714214200	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

714334152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2016. The borrower updated their cell phone number and provided authorization to be contacted at that number.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

714878087	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

715143828	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

715513680	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

715643181	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

715703604	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

716493288	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/10/2016. The borrower was upset about only being approved for a three month forbearance plan. The borrower was advised to reapply for assistance when they obtain employment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

716613240	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

716773176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

716833152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

716843148	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

717332952	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

717462900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

717712800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/15/2017. Per notes on 2/15/2017 email from borrower, borrower has been trying to contact his contractor with no success. Borrower wanted to know if any issue if he can not get the waiver.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

717982692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

718062660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

718605866	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

718622436	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

718656081	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

718812360	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

719002284	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

719717900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

720141828	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

720171816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

720371736	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

720871536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

721521276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

721571256	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/18/2013. Payment inquiry. Borrower received loss mitigation package in December but stated they did not want modification at this time.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

721731192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

721791168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

721901124	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

722360940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2016. At last contact, the borrower was advised of missing documentation to complete the loan modification package.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

722710800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2017. The last contact was made on 3/15/2017, in which the borrower had an insurance inquiry.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

723180612	3

[3] Collection comments are missing or incomplete.

GENERAL COMMENT (2014-08-27): Incomplete comments are noted.

[2] Evidence loan has been modified.

GENERAL COMMENT (2014-08-27): Modification is noted.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/24/2013. During the last contact the borrower stated she returned the loan modification package to the servicer on 12/23/2013.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 12/23/2013. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Full details of the modification were not identified in the loan comments.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

723410520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

723580452	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

724050264	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/03/2017. Borrower called in regarding payment due.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

724210200	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

724300164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

724360140	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

724929912	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: n

726069456	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/20/2015. The borrower stated they were running behind and had some flooding. They declined assistance and state they would pay their future payments.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

726339348	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

726469296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

726609240	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/10/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

726759180	3	[3] Collection comments are missing or incomplete. [2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2014. Borrower called in to advise on reason for default and declined loss mitigation review option.

REASON FOR DEFAULT: The reason for default is curtailment of income.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.

726779172	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

727278972	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

727614437	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

728728392	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

729358140	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

729679643	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

729897924	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

730877532	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

731237388	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

731527272	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

731727192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

732696804	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

733056660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

733416516	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

733518808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

733666416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

733756380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

734116236	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

734256180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

735205800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

735475692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

735835548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/20/2017. Borrower called looking for help rep advised of repayment plan rep also advised of TAD.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

736087990	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

736315356	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

736845144	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

737364936	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

738124632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

738484488	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

738534468	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

738644424	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

739064256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

739584048	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

740023872	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

740083848	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

740293764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

740393724	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

740693604	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

740783568	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

741293364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

741443304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

741673212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

742003080	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

742173012	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

742512876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

742932751	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: The notes indicate the loan matures in 2017. The month is not evident.

743062656	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

744402120	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/12/2015. Servicer spoke with authorized third party and tried explaining which part of the monthly payment goes toward escrow.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

744881928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

745288291	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/26/2016. The borrower called on 07/26/2016 in regards to the letter they received stating the lender force placed insurance on the property.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

745321752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

745711596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

746411316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

746691204	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

747430908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/20/2016. Account inquiry.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

747880728	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

748090644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

748720392	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

749174932	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

751592556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

752069052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

752788764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

752973012	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

753278568	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/12/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/27/2015. Borrower called with branch representative to discuss the insurance claim process.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

753288564	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/19/2016. The borrower requested a loss mitigation package as they are self employed and they had lost some clients due to a hurricane. There is no mention of the property being affected by a hurricane.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

753488484	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

753908316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

754957896	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

755327748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

755827548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

755837544	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

756077448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

757107036	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

758166612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

758576448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

758716392	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

758846340	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

759066252	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

759137588	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

759266172	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

760595640	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

760615632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

762175008	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

762414912	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

763314552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

763514472	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/25/2017. Borrower made payment for $316.96, effective 01/25/2017. Representative waived late fee as a courtesy due to check being written incorrectly. (check returned because written amount did not match check amount).

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

763904316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

764584044	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/17/2014. Borrower called regarding lender placed insurance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Per comment dated 12/07/2012 collection restrictions, debtor may not be contacted. No additional bankruptcy information was noted.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

765203796	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

765953496	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

767482884	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/31/2015. Borrower called to find out where tax bill was being sent. Agent provided borrower with requested information.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

767502876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

767752776	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

768232584	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

768892320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

769242180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

769532064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

769711992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

769827905	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/12/2016. An authorized third party stated on 07/12/2016 that the borrower now wanted to have the account reviewed for a short sale.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

770181804	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

771061452	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

771181404	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

771881124	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/28/2016. The borrower called and asked to have a payment returned because the loan was being modified and the first payment would be due on 06/01/2016. The borrower also stated they did not receive the modification agreement; the servicer advised the agreement was delivered on 04/19/2016 at 5:57pm.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

772809763	1

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor

EXCEPTION INFO: Borrower is disputing credit reporting and requesting that the credit information be validated. Borrower sent in several letters and the agent has responded with a written letter in regards to the written dispute. No further information has been received from the borrower since letter was mailed 5/17/2017.

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/01/2015. The dispute type is Written and the reason is Credit Reporting. Unable to determine if the dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower is disputing credit reporting and requesting that the credit information be validated. Borrower sent in several letters and the agent has responded with a written letter in regards to the written dispute. No further information has been received from the borrower since letter was mailed 5/17/2017.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

774570048	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

774719988	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

776149416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

776339340	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2016. Borrower called regarding cease and desist and was advised that since the servicer is not acting as a third party debt collector, they are able to make late payment calls.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

776489280	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

777348936	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 10/01/2014. The last payment was received on 08/19/2014.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2014. Borrower called in stating he has sent in a payment that is more than the regular payment to cover the last charges. Servicer looked at account and explained to borrower where the difference was put and about the misc fess and expenses. Borrower was advised of next payment due with and without misc fees. Borrower asked for the unpaid principal[al balance and is there is any pre payment penalty. Servicer provided borrower with the unpaid principal balance as of today and advised would need to check but he said that is okay that he has a letter stating that there is no pre payment penalty fee.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 04/01/2013. The modified principal balance is $60,265.00. The modification interest rate is 2%. The maturity date of the loan was extended to 04/01/2053. Due date advanced from 09/01/2009 to next due 05/01/2013.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

EXIT STRATEGY:

ADDITIONAL INFORMATION: Foreclosure was closed and billed 04/08/2013 as loan was brought current through loan modification.

778158612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

778518468	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

779058252	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

779188200	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/27/2016. The borrower called in reference to an insurance letter received; agent advised evidence of insurance is required.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

779668008	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/14/2016. Borrower called regards to voice mail left. Advised that policy is needed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

779994160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

780007872	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

780987480	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

782017068	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

782063920	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

782396916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

783106632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/02/2016. Servicer placed call to borrower to explain lender placed insurance. Borrower made payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

784526064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

785115828	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

785435700	1

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/02/2014. 05/02/14 borrower and his mother called to make a payment of $700.00 over the phone for May.

REASON FOR DEFAULT: The reason for default is curtailment of income.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.

EXIT STRATEGY: The recommended exit strategy is Modification.

787444896	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

787774764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

788074644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

788304552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/20/2017. The borrower called in on 01/20/2017 regarding the loss mitigation application that was received and stated will complete and return. The reason for default was not noted.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

788934300	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

790273764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/07/2016. The last borrower contact was in regards to obtaining the file documents for the modification review.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

790283760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

790363728	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

791883120	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

792133020	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/30/2016. The borrower was out of the county at that time, their spouse had recently pass and planned to bring account current. The borrower requested a loss mitigation package.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes. Noted on 05/22/2017 repairs were needed to rear room due to a storm back in August. The damage repair amount is estimated at $3,269.86. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

792212988	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2016. The borrower was contacted on 10/31/2016 regarding a late fee payment and a one time automatic withdrawal was authorized and the account was updated.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

792292956	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

793082640	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

793152612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2017. Borrower accepts 3 month repayment plan with first payment of $1223.26. Reason for default was due to house repairs.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

793172604	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

793412508	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

793802352	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

793842336	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

794182200	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

795791556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

796441296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

797011068	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

797162212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

797181000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

797190996	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

797330940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2017. spoke to borrower about mod docs

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

797640816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

798540456	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/27/2016. The borrower called in to update the phone number on file. There were no programs or options discussed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

798970284	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

799360128	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Subordination request received 04/23/2015.

799830911	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

800269764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

800419704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2016. The borrower was advised that proof of insurance was needed from their homeowners association; borrower stated they would contact the association.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

800929500	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

801089436	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

801099432	2	[2] Evidence loan has been modified. GENERAL COMMENT (2014-08-27): Loan modified with an effective date of 01/01/2014.

LOAN STATUS: The current loan status is Loss Mitigation.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/15/2014. Borrower called in to find out if repayment plan was still approved because he missed the due date. Borrower was advised that due to the borrower making a payment, the plan will be set-up after the payment processes. Payment was made in the amount of $1,211.58. Reason for delinquency was noted by borrower on 07/12/2014 for air conditioning unit repair in the amount of $1,500.00.

REASON FOR DEFAULT: The reason for default is excessive obligations.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 01/01/2014. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Limited information provided but the comments on 01/29/2014 show the modification is to be effective with a 01/01/2014 date. Per comment on 01/03/2014 the client qualified them for a 20% modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY: The recommended exit strategy is Reinstatement.

801439296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

802618824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/22/2015. The borrower was advised they were denied assistance due to a lack of a legitimate hardship.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

803258568	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

804148212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was ---.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

804258168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

805467684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2017. The borrower called in to set up a payment. The borrower set up a payment for $257.36 to post on 04/12/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

805707588	2	[2] Bankruptcy is Closed and Dismissal or Discharge dates are blank

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. A comment on 10/14/2015 mentioned a past Chapter 7 that had been discharged. No details or dates have been provided.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

806217384	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

806687196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/18/2016. Discussed missing documents with the borrower, borrower stated that she will re-fax on Monday.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

807886716	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. Insurance agent called in regarding payment, specialist advised agent that payment was sent on 8/31/16, she will check with agent and call back.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

808026660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2017. Borrower inquire where the late charges being applied.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

808386516	2	[2] Bankruptcy is Closed and Dismissal or Discharge dates are blank

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. There is evidence of any case information, nor the date of discharge.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

808852264	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

808996272	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

809436096	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

809523000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

809815944	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2015. The borrower requested to have a loss mitigation application sent to them.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

810325740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

810445692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2017. The authorized third party called in to set up a payment. The payment was set up for $818.78 to post on 02/23/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

810455688	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/22/2017. The servicer sent a written response to the borrower regarding a copy of most recent statement.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: The foreclosure was dismissed and billed 02/28/2017 as loan was modified and account was brought current. The comments do not reflect any verbal communication or phone attempts with the borrower and appears due to the foreclosure was in litigation which was closed when the loan was modified.

810575640	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

810735576	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

810875520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

812684796	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

813604429	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

813863270	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

814294152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

814354128	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/09/2016. The borrower was advised one late charge could be waived as a courtesy per 3 years. The borrower was advised $2940.87 would bring account current through August.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

815079837	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

815293752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

815413704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

815483676	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

815664157	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

815781021	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

817113024	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

817322940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

817382916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

817652808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

817762764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

818272560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2016. The borrower stated the property had not received any significant damage from a recent natural disaster, only a few damaged roof files which would be replaced.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

818292552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

818672400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2017. Spoke with the customer who advised would like the water bill paid through the escrow account. Advised the customer that we dont escrow for a water bill but the property taxes are for an annual amount of $2883.28. Advised the customer will transfer to customer service

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

818836832	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

819562044	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/20/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

819841932	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

820981476	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

822021060	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

822161004	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

822370142	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

822500868	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2016. The last contact was made on 12/28/2016, in which a third party had an insurance inquiry.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

823130616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/27/2015. Borrower called in and advised that the 2nd mortgage is paid off and he would like an application for assistance with the 1st mortgage.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

823300548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

823350528	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

823670400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

823870320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

823890312	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

824590032	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

824754156	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

824814925	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

824879916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

825139812	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

825269760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

825647812	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/21/2017. Borrower called in to inquire about the first draw, management approved the release of 50%. Borrower wanted to know if the W9 would be mailed by regular mail. Borrower was provided with the mailing address, claim check number and the amount.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: There are comments in regards to a claim being filed for a garage door.

825859524	3	[3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2017. Per notes on 2/28/2017 borrower called in to get the lockbox code because is trying to rent property.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect. Per notes on 11/14/2016 mortgagor neglect, water damage, Structural damage, mold, missing refrigerator. Property repairs have not started. The property condition is UTD. The current occupancy status is vacant.

ADDITIONAL INFORMATION: Comments on 11/10/2016 indicated the property was listed for sale; the borrower did not provide any listing details.

826719180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

826959084	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Comments reflect the subject property sustained roof and water damage from storms on 08/22/2016; however, as of 01/06/2017, the property repairs are complete and all insurance claims have been closed.

827298948	1

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2017. Outbound call to the borrower to see if the borrower was ready for an inspection. Borrower confirmed yes.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water. Concrete patio, kitchen, hallway, bathroom. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

827338932	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/21/2015. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments on 04/21/2015, 05/12/2015 and 05/28/2015 indicated the servicer responded to a credit dispute. No further information was provided.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/26/2017. The borrower made a one time draft payment for $607.50

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

827870054	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

828028916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

828548448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

828968280	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

829490860	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

829977876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

830317740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

830605402	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

830637612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

831607224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2015. The co-borrower called to make sure the final inspection results from recent repairs had been received by servicer. The servicer confirmed that the results were received and at 95% completion.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

831697188	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

832037899	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/30/2015. Skip trace active 6/7/2017

REASON FOR DEFAULT: The reason for default is other.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

832097028	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

833546448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2017. The borrower called and advised that he has completed the 4506T and will be submitting it today. The borrower was given instructions on how to apply.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

833936292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

834654557	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

835395708	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/17/2015. Borrower calle din and advised he will mail payments to the PO Box lock box and advised will call each month to confirm receipt of payment.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

835825536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

836385605	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

836545248	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

836635212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

836974490	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

837604824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

837672022	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

837884712	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/16/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

838984272	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

839074236	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2017. The borrower called to schedule the payment for 02/24/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 08/19/2016. The modified principal balance is unavailable. The modification interest rate is 4%. The maturity date of the loan was extended to 01/01/2020. Loan was approved for a trial period to begin on 06/01/2015 - 08/01/2015. Upon successful completion modification booked.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

840150817	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

840623616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/20/2016. spoke to Greg. he sent 3 payments received mid December for last repay plan payment. yet the misapplied account is short ~$15. also showing uncollected late charge although borrower states that uncollected late charge should be included in repay plan. informed will discuss with loss mitigation supervisor. sruiz

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

841293348	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

841503264	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/27/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

841613220	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

841969513	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

842003064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

842182992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

842279933	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

842352924	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

842632812	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/22/2016. The borrower called on 06/22/2016 regarding the change in insurance carriers and the refund check

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

843132612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/10/2017. Borrower called in regards to lender placed insurance. Servicer advised they had received borrower’s reinstatement of policy.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

843501527	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

845669902	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

845951484	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

846361320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

846531252	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is not available in the information provided.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

847360920	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2017. At last contact, borrower called inquiring about insurance renewal.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

847790748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

848220576	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

849540048	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

849759960	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

849879912	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

849939888	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

851089428	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/16/2016. Per notes on 11/16/2016 confirmed payments received with borrower and that the borrower will call to make balance of November payments by pay by phone.

Per notes on 11/25/2016 reached out to borrower to inform her of appeal.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

851459280	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

851769156	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

851979072	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

852109020	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2016. The borrower called on 12/06/2016 inquiring about the status of the hazard insurance payment. The borrower was advised the payment was sent out on 11/17/2016

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

852558840	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/15/2016. The borrower wanted to verify that their taxes were paid in 2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

854438088	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

855187788	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/02/2016. The last borrower contact was in regards to the denial of the appeal filed by the borrower after modification efforts were denied due to the inability to reduce the DTI below 31%.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

855557640	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

855997464	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

856467276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

856667196	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. Borrower was advised that the lender placed insurance will be changing, he has stated that he will shop around for insurance and call back.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

857137008	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

857246964	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/16/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

857426892	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

857596824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

858226572	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

859206180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

861323287	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

861415296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

862544844	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

862944684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

863984268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

864873912	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2016. Per notes on 8/25/2016 Change notification letter sent to borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

865223772	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

865593624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

866733168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

866743164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

866953080	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

867282948	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

867582828	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

868752362	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

869092224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/15/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

869132208	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

869236258	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

869721972	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

869741964	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

870131808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

870431688	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

870971472	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/09/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

871201380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

871322463	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

872390904	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

872490864	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

872820696	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/23/2016. Agent returned borrower’s call. Borrower stated they wanted to verify servicer received the executed modification. Agent advised they did not see where it was received, but will check through tracking number. Borrower also wanted to speak to a supervisor regarding details of Modification and status of attached second.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

872930688	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

873920292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

875639604	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

875929488	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/18/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

876209376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

876480913	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2017. Customer verified customer and stated they need to make a claim and provided named insurance company’s claim number and policy number.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

876959076	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

877248960	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

877298940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

877595686	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

878268552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

878308536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/20/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

878608416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

879158196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

879218172	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

879538044	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

881520673	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

881587224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2015. Borrower called in regarding 36 day letter they received. Advised they have a new job and will not submit a loss mitigation package at this time.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

881857116	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

882696780	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

883846320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

885165792	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

886165392	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

886225368	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

886475268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

886830681	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

886935084	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/06/2017. The borrower called on 03/06/2017 upset that the funds they sent on 02/23/2017 were applied as their March payment. The borrower stated they are setup on auto draft for the monthly obligation and they sent separate funds with a note indicating they wanted them applied as a principal curtailment. A request was made at that time to reverse and apply the funds per the borrower’s request.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

887015052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/05/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

887164992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

887654796	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

887744760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

888074628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

888254556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

889114212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2016. Borrower states check mailed on 05/07/2016 in the amount of 303.66. Check was short $7.00. Agent submitted request to have unapplied funds posted to loan.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

889344120	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

889424088	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/29/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

889753956	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

889763952	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/23/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

889953876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

890393700	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/16/2015. The borrower called in to discuss the account. The borrower requested a loan modification. The borrower advised the reason for default was a curtailment of income and inability to sell rental property.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

890783544	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

891433284	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/15/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

892282944	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

892432884	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

892442880	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

892632804	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

892892700	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/04/2016. The borrower called to obtain the status of the account.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

893682384	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

894152196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

894422088	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

895771548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

895791540	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

896301336	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2016. Borrower stated that the buyers walked for the short sale of the property. Borrower stated that he will retain the property until he can find another buyer. Borrower stated that he plans on making outstanding payments to bring the loan current.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

896661192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2016. Notes indicate Borrower is looking to renegotiate terms and update phone contact.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

896841120	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

897011052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

897390900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

897730764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2015. Borrower was advised to find an more affordable insurance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

898140600	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

898400496	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

898940280	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Comments reflect the loan was modified outside the review period.

900269748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

900749556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

901219368	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

901249356	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

901339320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

901559232	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

902044055	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/30/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/02/2016. The last contact was made on 11/2/2016, in which the borrower scheduled a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

902368908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2016. Borrower advised he was told that he needed to verify contact number to be assisted. Servicer advised borrower they do ask for the phone number to verify the account to ensure the correct numbers are updated on file. Borrower advised was going to file a complaint with the attorney general since the servicer is not following their own protocol.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

902958672	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

903118608	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

903538440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

903748356	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

903848316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

904588531	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

905037840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

905447676	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

905827524	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/27/2016. Borrower called in regarding the insurance letter they received. Servicer advised they need borrower to send in evidence of insurance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

905857512	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

906477264	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/28/2015. Contact was made with an authorized 3rd party. They called to advise that the reinstatement funds would come in prior to the sale date.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

906667188	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

907176984	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

907986717	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

908046636	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

908056632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

908406492	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

908586420	1

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/05/2014. Talked to Patricia Brown will pay by the 14th and by the end of month for August, referenced family problems, will call in by phone.

REASON FOR DEFAULT: The reason for default is other.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.

908726364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

908896296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

909087795	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

909815928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

910025844	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

910095816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

910555632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

912544836	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

912644796	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2017. Borrower has stated that he was unaware of the modification being completed and he has been sending his payments to attorneys office. Borrower was advised that payments have been received, if any other payments are missing he will need to contact his attorneys office to inquire. Borrower has not been receiving mortgage statements he was advised of increased payment as of 1/1/17. Borrower was advised to send in a written request to receive statements. Payment was placed in suspense he requested to have payment applied to February.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

912899570	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2016. The borrower called in to make a payment by phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

912904692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

913554432	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

913584420	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

914174184	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

914344116	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

914424084	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

914863908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

915083820	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

915593616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

915643596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/24/2016. The borrower called and requested a payoff.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

916183380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

917023044	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

917352912	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

917742756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

918472464	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

918872304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

919492056	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

920111808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

921011448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

921981060	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2015. The borrower called on 10/05/2015 stating they received a tax bill and requested the fax number to send the bill, and ensure the taxes would be paid.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

922300932	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 11. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The proof of claim was filed XX/XX/XXXX. Noted on 12/21/2016 chapter 11 case was closed without discharge on XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Commentary after 06/02/2017; on 06/06/2017 the Debtor was due for 03/01/2017, pacer was checked and chapter 11 case remained closed, not enough to satisfy a contractual payment of $1954.18, no action required.

924230160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

924370104	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

924420084	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

925239756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

926459268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

927168984	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

927468864	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

928418484	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

928688376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

928868304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

930247752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

930277740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/24/2015. Borrower inquired if servicer had escrowed insurance. Borrower stated they did not recall choosing to have insurance escrowed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

931457268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

931677180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

931707168	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

931887096	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/29/2017. The last contact was made on 5/29/2017, in which the borrower had an insurance inquiry.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

932057028	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

932506848	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

933436476	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

933526440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2016. Borrower called regarding new claim. Borrower was advised check is about 11,000. Borrower advised has been trying to find a contractor for a year, but no one will do it as claim total is too low. Borrower advised will do work themselves. Borrower was advised of documents needed, and was emailed the procedure package.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

933606408	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

933676380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/02/2017. Incoming call from caller identification number 561-791-1799. Verified maker identity gave the total amount due. Maker paid December payment $3028.71 confirmation number 63151690006. Advised customer once payment completely processes, will be due for January, which will come out through auto withdrawal. reason for the delinquency: Auto draft went to pull and funds were not available, so non sufficient funds, says no hardship..bkimbrough

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

933716364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

933776340	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

934186176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2016. Borrower was advised of new modified June payment, borrower stated that he will call back in a couple of days to make the payment. Specialist offered to take the payment today, borrower declined

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

935125800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

935595612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

937404888	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

938474460	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

938954268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

939044232	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

939224160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

939703968	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

939853908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

939893892	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

939933876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2016. Agent returned borrower’s voicemail. Borrower wanted to know when they would receive a payment book or statement. Agent advised borrower the modification is still being balanced on the system and that they can go and make a payment at the branch.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

940473660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/04/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

940603608	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

940763544	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/17/2016. The borrower updated the automated payment schedule and stated that the payment would be made on 05/20/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

940953468	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

941263344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

941593212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

942053028	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

942832716	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

943842312	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

945121800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

946701168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

947210964	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/29/2016. Borrower called in because he was confused regarding the denial for assistance. Specialist advised borrower to continue making his regular contractual payments and to include/60 escrow shortage each month. Borrower was advised that his payment was recalculated to include his escrow shortage. New calculated payment as of 5/1/16 is $4975.60.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

947240952	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

948700368	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. Contact was made with the borrower. They discussed their loss mitigation application.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

950009844	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/03/2017. The last contact was made on 4/3/2017, in which an authorized third party had an account inquiry.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

950149788	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2015. Borrower will pay the remaining $21.28 to make the short payment complete.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 11/03/2015 as the loan was modified.

951679176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

952318920	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

952778736	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

953358504	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

953558424	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

953708364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

954068220	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

954178176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

954288132	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

954637992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

954707964	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

954767940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

955377696	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

955567620	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

955570005	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

955777536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

955877496	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

956017440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

956057424	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

956107404	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

956557224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

956707164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

956887092	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

957246948	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.

ADDITIONAL INFORMATION: N/A

957826716	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

957946668	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: A subordination request was approved and went out to the requestor on 12/06/2016.

958366500	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2015. Borrower stated they typically pay around the 15th of the month due to being self-employed and bills fluctuate. Both Borrowers are self-employed. Borrower stated they are aware of due date and will pay by phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

958576416	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. A prior Chapter 7 was filed on XX/XX/XXXX #XXX and dismissed on XX/XX/XXXX. The commentary on 03/10/2016 stated the trustee filed a motion to investigate how the debtors incurred the debt and the ability to repay prior to discharging the debt.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

959006244	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

959226156	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

960455664	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/01/2017. The borrower called and stated that will provide fax number so that servicer may request evidence of insurance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

960485652	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

960685572	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

961555224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

961625196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

962274936	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/24/2015. The borrower accepted the final modification terms and will return the agreement as soon as possible.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

963254544	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

963444468	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

963864300	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

964274136	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

964304124	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

966603204	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

966753144	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

966793128	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2016.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

967192968	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/09/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

967702764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

968212560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/08/2016. The last bower contact noted was with an authorized third party and was in regards to making the monthly payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

968962260	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2016. The borrower called concerned about a payment sent in that had not posted yet. The agent stated it would post shortly.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. A prior chapter 7 bankruptcy was discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

969282132	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/21/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

970331712	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

970981452	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2017. The borrower was contacted to inquire about disaster assistance. The borrower advised the property is owner occupied. The borrower advised the property was not impacted by the disaster. The borrower advised the employer is operational and the contact information for the employer.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

971251344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

971641188	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

971921076	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

972530832	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

973010640	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/12/2015. The borrower stated they are self employed and awaiting payment on a few large jobs and spouse has a long term illness; borrower requested assistance and committed to submitting a complete loss mitigation package.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

973230552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

973740348	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

974020236	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2017. Borrower called in and questioned why a declarations page is needed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

975049824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

975239748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2016. Borrower stated that she is unable to the branch to make a deposit for a payment, specialist advised borrower to call back when she is able to make a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

975289728	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

975519636	3	[3] Loan is in Foreclosure

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Foreclosure.

PAY HISTORY: The loan is next due for 02/01/2016.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: The file was referred to foreclosure on 06/03/2016. The foreclosure is active and no evidence of holds, delays, or obstructions. The next projected foreclosure step is judgment.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

975639588	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/17/2015. At last contact, an authorized third party was contacted and advised the borrower would accept the terms of the loan modification agreement.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

975719556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

975899484	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

976569216	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

977448864	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/23/2016. Agent advised borrower of know your options website and advised to call if any changes occurred.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

977688768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

978278532	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

978478452	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/27/2017. Borrower requested payoff quote.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Payoff quote requested 01/27/2017. (Payoff requested within 63 days of review period 03/31/2017.)

978848304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

979158180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2016. The borrower requested a payoff good through 09/16/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

979438068	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

979757940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

980007840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

980247744	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

980307720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

981507240	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2016. At last contact, the borrower called in regarding a loss draft check not being received. The borrower requested a stop payment be placed on the check and reissued.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The notes on xx/xx/xxxx indicate the borrower requested the case be reopened so as to file a motion for contempt and sanctions against the servicer. On xx/xx/xxxx the servicer noted approval for attorney fees to address the borrower’s request, the results of which are unable to be determined from the notes.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: The notes indicate an insurance claim for freeze damage was filed. Repairs were confirmed 100% completed on 5/11/2016.

981697164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

981847104	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/09/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

982346904	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

982496844	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/29/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

982796724	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

982896684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

982976652	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/09/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

983396484	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

983716356	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/02/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

985085808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

985705560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

986075412	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2017. The last contact was made on 2/9/2017, in which the borrower scheduled a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

986975052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

987035028	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

987105000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

988434468	3	[3] Collection comments are missing or incomplete. [2] Evidence of deceased borrower(s).

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/04/2014. The customer inquired about setting up a repayment plan for the payments that are behind.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

988614396	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2015. The borrower discussed their next steps for the loss mitigation process.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

988644384	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

989114196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

989514036	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

990193764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

990533628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/25/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

990713556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

990933468	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Comments on 11/15/2016 indicated the PMI was cancelled.

991283328	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

991573212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

992192964	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

992512836	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

992742744	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

992882688	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

992992644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2016. Spoke with borrower in regards to insurance payment, specialist insured that payments will be made annually. Confirmed that a payment was made in the amount of $137.72 and $229.56 made to Hasting Mutual Insurance and advised to follow up with agent.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: Comment dated 5/22/15 states owner occupied.

993032628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

993602400	2	[2] Payoff has been requested within the last 60 days

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/24/2017. Last conversion was in regards to an insurance cancellation notice that the servicer received

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

993882288	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/03/2016. Borrower called in, advised they have funds to bring the account current. Borrower will be setting up on online banking today.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

994342104	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

994422072	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

994432068	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

994611996	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

995451660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

995521632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017. The borrower called in to verify the monthly payment amount. The payment was verified with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. A Chapter 7 bankruptcy was filed on an unknown date. The case was discharged on an unknown date.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

996121392	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

996431268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

996681168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. The borrower called regarding a lender placed insurance letter received; agent advised if borrower obtains insurance they will need to call in and provide evidence of insurance in order to terminate the lender placed policy.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

996721152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

997180968	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

997310916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

997750740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

998260536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

998530428	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 10/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

998960256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/14/2016. The borrower called regarding the misapplication of a payment and was assisted in correcting the issue.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

429428160	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/12/2016. The borrower called in to make a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed. A hamp modification was approved on 02/24/2014.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

EXIT STRATEGY:

891163392	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/20/2016. The borrower called in to set up payment arrangements.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan is currently under review for modification however has not yet been approved. Comments on 03/24/2016 indicate the loan is currently being reviewed for a modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
114884028	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2016. Called and advised borrower of amount to cure default. Borrower promised to make a payment of $956.65 on 3/31/2016. Agent advised borrower of possible workout options and borrower stated no hardship at this time. RFD: Loss of income.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

180677700	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/23/2016. The last borrower contact was in regards to cancelling the September payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: The loan was granted an extension on 06/06/2016.

211867128	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/29/2016. Recent contact with borrower shows payment was issued. Step rate notification was sent on 05/18/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

245261856	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2016. The borrower called to make a payment in the amount of $543.23 (p&I) dated 05/31/2016 and $293.70 (escrow); dated 06/13/2016. He was advised that this will cause an escrow shortage and his payment may go up. He also stated that he has received a loss mitigation packet and would be completing once he received his bank statement.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

266403396	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/01/2016. Borrower inquired about liability of paying taxes if they dis a short sale. Borrower had a discharged chapter 7 back in 2011. Servicer advised to reach out to his bankruptcy attorney or tax advisor.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

280347816	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/25/2016. Recent contact with borrower was through the automated system with payment being issued. Commentary dated 04/18/2016 shows an underwriting comment stating hazard insurance and marriage certificate was received but no documents received to tip the workout. Previous insurance documents were not accepted as borrower has a name change due to getting married.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

366513336	1

375899580	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/11/2015. Agent spoke to borrower and verified the account. Borrower called regarding tax notice received and stated taxes due for 12/2015. Agent advised borrower that the taxes are due 09/01/2016. Agent advised borrower to send documents in for review. Agent offered ACH.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

404728044	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/16/2016. Borrower called in a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

415973544	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

418825968	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/08/2016. The borrower scheduled their payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

465483732	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2016. The borrower was advised on the total amount due.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

477698844	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2016. Borrower called regarding modification and to make a payment. Borrower advised does not want modification.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

482926752	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2016. The borrower advised that their basement needed repairs ,and they wanted to know if they could get a loan to get the repairs done.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

496421352	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

508196640	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/20/2016. Borrower contact made and advised we could review for possible workout options. Customer declined at this time

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

543162648	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2016. Spoke with borrower to set up payment due for account

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

551939136	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/15/2016. Inbound call from the borrower to get the amounts on their 1098 and would like another copy sent to her. The servicer submitted her request and advised her of a payment amount of $1,929.62 that is due. the borrower said she would call back to go over the payment and documents, as she was unable to do it at that time.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The borrower was sent a HAMP modification package but the collection notes do not indicate the borrower elected to apply for the modification. the loan appears to be performing under regular payments as of 8/5/2016

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

571681236	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2016. Borrower thought payment had been made online and stated will log in right now and pay the full $1,511.82.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

608206620	1

613939700	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/05/2016. Borrower called in to get clarification of the monthly payment due. Borrower advised she has a class action law suit for us putting LPI on the home when it was not needed. Servicer advised the adjustment made to the monthly payment effective for 04/2016 the payment will be 1294.76 and once the declaration page is received they will remove the LPI.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

618455750	1

625879548	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/13/2016. The borrower is promised to pay by 09/15/2016. The borrower expressed interest in ACH withdrawal.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

650159832	3	[3] Loan is in Bankruptcy

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/08/2015. The customer was advised to try a modification to get caught up on behind HOA dues.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

EXIT STRATEGY:

716303364	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/24/2015. CALLED BECAUSE HE WANTED TO VERIFY HIS LOAN TRANSFERRED TO RUSHMORE MANAGEMENT LLC ON 09.02.15

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

721571256	1

723180612	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/15/2015. Agent spoke with borrower. Borrower requested the interest for 2014. Agent advised of the current amount. Borrower advised the agent that she advised the previous agent that she was waiting on funds to make her payment at the end of the month. She stated that she was unemployed. Agent advised borrower of the workout documents. Borrower stated that she was filling them out.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

724859940	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/16/2016. Borrower called in to make a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

744682008	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/28/2016. The borrower advised his concerns about the automative system and stated that his payment was mailed out.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

766713192	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/27/2016. Borrower called to request assistance and to advise of current delinquency reason and possible future delinquency issues. No loss mitigation discussed with borrower per servicing notes. Notes indicate several contact attempts on behalf of servicer however no additional contact made.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

851019456	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/29/2016. The last borrower contact was in regards to curing the account.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

872280948	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/23/2016. The last borrower contact was in regards to making a reinstatement payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

890513652	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

891163392	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2016. The borrower was advised their loan was being service transferred.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process. The borrower is in the process of submitting all of their documentation for a non-HAMP loan modification. Partial documentation has been received.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

931467264	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

943302528	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/19/2015. Borrower gave authorization for servicer to speak with their spouse.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

953108604	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/27/2016. Borrower was waiting for income tax refund to reinstate account.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

988434468	1

596361360	1

LOAN STATUS: The current loan status is Delinquent/In Collections.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2014. The borrower called to ask what their payment was, and why they weren’t receiving statements.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY: The recommended exit strategy is Modification.

All information provided under the “Compliance Comp Factors” column or any other columns regarding statutes of limitations is provided for informational purposes only. No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion. You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario. Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by AMC hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.